Summary of Significant Accounting Policies (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Selling Commissions	$ 2,267,616	$ 2,707,949
Partnership Interest [Member] | Millburn Multi-Markets Trading L.P. [Member]
Selling Commissions	2,278,136	2,731,894
Partnership Interest [Member] | U S Feeder [Member] | Millburn Multi-Markets Trading L.P. [Member]
Selling Commissions	2,267,616	2,707,949
Partnership Interest [Member] | Cayman Feeder [Member] | Millburn Multi-Markets Trading L.P. [Member]
Selling Commissions	$ 10,520	$ 23,945